Gains or losses on financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Gains or losses on financial assets and liabilities
Gains or losses on financial assets and liabilities	Gains or losses on financial assets and liabilities
The following information is presented below regarding the gains or losses recorded for financial assets or liabilities:
a) Breakdown
The detail, by origin, of Gains/losses on financial assets and liabilities:

EUR million
	2021	2020	2019
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	628	1,107	1,136
Financial assets at amortized cost	89	(31)	308
Other financial assets and liabilities	539	1,138	828
Of which debt instruments	567	1,179	804
Gains or losses on financial assets and liabilities held for trading, net*	1,141	3,211	1,349
Gains or losses on non-trading financial assets and liabilities mandatory at fair value through profit or loss	132	82	292
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net*	270	(171)	(286)
Gains or losses from hedge accounting, net	(46)	51	(28)
	2,125	4,280	2,463
*    Includes the net result obtained by transactions with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.
As explained in note 44, the above breakdown should be analysed in conjunction with the 'Exchange differences, net':

EUR million
	2021	2020	2019
Exchange differences, net	(562)	(2,093)	(932)
b) Financial assets and liabilities at fair value through profit or loss
The detail of the amount of the asset balances is as follows:

EUR million
	2021	2020	2019
Loans and receivables:	34,812	46,589	59,624
Central banks	3,608	9,481	6,473
Credit institutions	13,549	12,139	21,649
Customers	17,655	24,969	31,502
Debt instruments	30,223	41,573	36,402
Equity instruments	19,119	12,849	15,787
Derivatives	54,292	67,137	63,397
	138,446	168,148	175,210
Grupo Santander mitigates and reduces this exposure as follows:
•With respect to derivatives, the Group has entered into framework agreements with a large number of credit institutions and customers for the netting-off of asset positions and the provision of collateral for non-payment.
At 31 December 2021 the exposure to credit risk of the derivatives presented in the balance sheet is not significant because they are subject to netting and collateral agreements (see note 2.f).
•Loans and advances to credit institutions and Loans and advances includes reverse repos amounting to EUR 26,060 million at 31 December 2021.
Also, mortgage-backed assets totalled EUR 1,299 million.
•Debt instruments include EUR 24,117 million of Spanish and foreign government securities.
At 31 December 2021 the amount of the change in the year in the fair value of financial assets at fair value through profit or loss attributable to variations in their credit risk (spread) was not material.
The detail of the amount of the liability balances is as follows:

EUR million
	2021	2020	2019
Deposits	40,946	43,598	57,111
Central banks	1,645	2,490	12,854
Credit institutions	7,552	6,765	9,340
Customer	31,749	34,343	34,917
Marketable debt securities	5,454	4,440	3,758
Short positions	12,236	16,698	14,123
Derivatives	53,566	64,469	63,016
Other financial liabilities	—	—	126
	112,202	129,205	138,134
At 31 December 2021, the amount of the change in the fair value of financial liabilities at fair value through profit or loss attributable to changes in their credit risk during the year is not material.
In relation to liabilities designated at fair value through profit or loss where it has been determined at initial recognition that the credit risk is recorded in accumulated 'Other comprehensive income' (see 'Statement of recognised income and expense') the amount that the Group would be contractually obliged to pay on maturity of these liabilities at 31 December 2021 is EUR 81 million lower than their carrying amount (EUR 119 million at 31 December 2020 and EUR 26 million at 31 December 2019).
Within Deposits, there are repurchase agreements amounting to EUR 14,057 million at 31 December 2021.